Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	21.33%	(18.51%)	20.68%	17.34%	28.08%	(10.02%)	23.69%	9.58%
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	5.62%	(14.90%)	(1.39%)	8.58%	9.56%	(0.51%)	3.96%	4.06%
Class Y Prospectus | Catholic Values Equity Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	21.29%	(18.40%)	20.81%	17.47%	28.28%	(9.97%)	23.81%	9.78%
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y
Prospectus [Line Items]
Annual Return [Percent]	5.70%	(14.77%)	(1.30%)	8.58%	9.66%	(0.52%)	4.16%	4.16%